UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX/A

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:          811-9114

NAME OF REGISTRANT:                          The Needham Funds, Inc.

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:      445 Park Avenue
                                             New York, NY 10022

NAME AND ADDRESS OF AGENT FOR SERVICE:       The Corporation Trust Incorporated
                                             300 E. Lombard Street
                                             Baltimore, MD 21202

REGISTRANT'S TELEPHONE NUMBER:               (212) 371-8300

DATE OF FISCAL YEAR END:                     12/31

DATE OF REPORTING PERIOD:                    07/01/2004 - 06/30/2005


This Amendment No. 1 to Form N-PX is being filed solely for the purpose of modifying the signatory to The Needham Funds, Inc.'s report on Form N-PX filed on August 23, 2005.

Item 1. Proxy Voting Record.

Incorporated by reference to Item 1 of The Needham Funds, Inc.'s report on Form N-PX filed on August 23, 2005 (SEC Accession No. 0001271631-05-000077).

                                   SIGNATURES

            Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Needham Funds, Inc.
By (Signature) /s/ George A. Needham
Name           George A. Needham
Title          President (Principal Executive Officer)
Date           11/22/2005